Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VI
Entity Central Index Key	0000863032
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000006615 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class A
Trading Symbol	MWEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006617 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class B
Trading Symbol	MWEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006618 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class C
Trading Symbol	MWECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$94	1.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006619 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class I
Trading Symbol	MWEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006621 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R1
Trading Symbol	MWEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$94	1.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006623 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R2
Trading Symbol	MEQRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.41%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006624 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R3
Trading Symbol	MWEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006616 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R4
Trading Symbol	MWELX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000111485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R6
Trading Symbol	MWEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 2,112,096,226
Holdings Count | Holding	88
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,112,096,226	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%
Issuer country weightings
United States	52.1%
France	11.2%
United Kingdom	9.3%
Switzerland	7.4%
Spain	4.1%
Germany	3.4%
Canada	2.8%
Netherlands	2.3%
Japan	1.4%
Other Countries	6.0%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.5%
Microsoft Corp.	2.7%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.1%
Becton, Dickinson and Co.	2.1%
Honeywell International, Inc.	2.0%
Roche Holding AG	1.9%

C000006625 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class A
Trading Symbol	MFWTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006627 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class B
Trading Symbol	MFWBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006628 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class C
Trading Symbol	MFWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006629 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class I
Trading Symbol	MFWIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006631 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class R1
Trading Symbol	MFWGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.84%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006633 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class R2
Trading Symbol	MGBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006634 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class R3
Trading Symbol	MFWHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006626 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class R4
Trading Symbol	MFWJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000111486 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class R6
Trading Symbol	MFWLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,213,315,346
Holdings Count | Holding	812
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	1,213,315,346	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	812
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	59.4%
Fixed Income	38.8%
Money Market Funds	1.8%
Equity sectors
Financials	14.8%
Consumer Staples	8.1%
Health Care	7.9%
Industrials	7.3%
Information Technology	4.8%
Energy	3.8%
Utilities	3.5%
Consumer Discretionary	3.4%
Communication Services	2.9%
Materials	2.6%
Real Estate	0.3%
Issuer country weightings
United States	49.6%
Japan	7.5%
United Kingdom	7.4%
France	5.1%
China	4.0%
Canada	3.5%
Switzerland	3.3%
Germany	3.2%
South Korea	2.8%
Other Countries	13.6%
Composition including fixed income credit quality
AAA	4.9%
AA	2.8%
A	11.9%
BBB	10.4%
U.S. Government	2.6%
Federal Agencies	4.0%
Not Rated	2.2%
Non-Fixed Income	59.4%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006635 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class A
Trading Symbol	MMUFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006637 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class B
Trading Symbol	MMUBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006638 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class C
Trading Symbol	MMUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006639 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class I
Trading Symbol	MMUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006641 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R1
Trading Symbol	MMUGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006643 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R2
Trading Symbol	MURRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006644 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R3
Trading Symbol	MMUHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000006636 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R4
Trading Symbol	MMUJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%

C000070410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R6
Trading Symbol	MMUKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
Net Assets	$ 2,452,788,843
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,452,788,843	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%
Top five industries
Utilities - Electric Power	88.0%
Telecom - Infrastructure	4.6%
Natural Gas - Distribution	2.3%
Utilities - Water	2.0%
Energy - Renewables	1.7%
Issuer country weightings
United States	79.8%
United Kingdom	5.6%
Germany	4.3%
Portugal	2.9%
Italy	2.8%
Spain	2.0%
Canada	0.7%
Greece	0.7%
Brazil	0.6%
Other Countries	0.6%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.4%
PG&E Corp.	6.4%
Constellation Energy	5.7%
Xcel Energy, Inc.	5.3%
DTE Energy Co.	4.8%
Sempra Energy	4.4%
Southern Co.	4.0%
Ameren Corp.	3.9%
Dominion Energy, Inc.	3.7%
PPL Corp.	3.7%